                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-05620


                       The Zweig Total Return Fund, Inc.
              (Exact name of registrant as specified in charter)


                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)


                              Kevin J. Carr, Esq.
                     Vice President, Chief Legal Officer,
                     Counsel and Secretary for Registrant
                               100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-272-2700


Date of fiscal year end: December 31


Date of reporting period: September 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Key Investment Terms

American Depositary Receipt (ADR): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Treasury-Inflation Protected Securities (TIPS): U.S. Treasury bonds and notes whose value is adjusted according to changes to the inflation rate every six months, as measured by the consumer price index. As inflation occurs, the value of TIPS increases.

Sponsored ADR (American Depositary Receipt) An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              September 30, 2009
                                  (Unaudited)

                                                                Par      Value
     ($ reported in thousands)                               ---------  --------
     INVESTMENTS
     U.S. GOVERNMENT SECURITIES                      35.5%
        U.S. Treasury Bond 7.500%, 11/15/16..............    $ 20,000   $ 25,783
        U.S. Treasury Inflation Indexed Note
          1.625%, 1/15/15..............................        28,000     32,173
          2.000%, 1/15/16..............................        25,000     28,144
          2.375%, 1/15/17..............................        31,000     35,226
        U.S. Treasury Note
          2.000%, 9/30/10..............................        26,000     26,403
          4.000%, 11/15/12.............................        18,500     19,947
                                                                        --------
            Total U.S. Government Securities (Identified Cost
              $155,301).........................................         167,676
                                                                        --------
     CORPORATE BONDS                                  4.0%
     ENERGY -- 1.0%
        Nabors Industries, Inc. 9.250%, 1/15/19..........       4,000      4,753
                                                                        --------
                                                                           4,753
                                                                        --------
     INDUSTRIALS -- 2.0%
        CSX Corp. 6.250%, 3/15/18........................       4,000      4,338
        Ingersoll-Rand Global Holding Co. Ltd. 6.875%,
          8/15/18........................................       4,814      5,165
                                                                        --------
                                                                           9,503
                                                                        --------
     UTILITIES -- 1.0%
        Duke Energy Corp. 6.300%, 2/1/14.................       4,000      4,425
                                                                        --------
                                                                           4,425
                                                                        --------
            Total Corporate Bonds (Identified Cost $16,221).....          18,681
                                                                        --------

                                                              Number
                                                             of Shares
                                                             ---------
     COMMON STOCKS                                   37.7%
     CONSUMER DISCRETIONARY -- 2.7%
        McDonald's Corp..................................      90,000      5,136
        NIKE, Inc. Class B...............................      73,000      4,723
        Under Armour, Inc. Class A/(2)/..................     107,000      2,978
                                                                        --------
                                                                          12,837
                                                                        --------

                     See Notes to Schedule of Investments

                                                            Number of
                                                             Shares    Value
                                                            --------- -------
     CONSUMER STAPLES -- 5.2%
        Altria Group, Inc...............................     314,000  $ 5,592
        Bunge Ltd.......................................      61,000    3,819
        Costco Wholesale Corp...........................      71,000    4,009
        PepsiCo, Inc....................................      76,000    4,458
        Philip Morris International, Inc................     132,000    6,434
                                                                      -------
                                                                       24,312
                                                                      -------
     ENERGY -- 5.2%
        ConocoPhillips..................................     102,000    4,606
        Halliburton Co..................................     168,000    4,556
        Massey Energy Co................................      89,000    2,482
        Occidental Petroleum Corp.......................      56,000    4,391
        Petroleo Brasileiro SA ADR......................      89,000    4,085
        Valero Energy Corp..............................     238,000    4,615
                                                                      -------
                                                                       24,735
                                                                      -------
     FINANCIALS -- 2.8%
        Allstate Corp. (The)............................      87,000    2,664
        Goldman Sachs Group, Inc. (The).................      22,000    4,056
        Hudson City Bancorp, Inc........................     308,000    4,050
        Reinsurance Group of America, Inc...............      55,000    2,453
                                                                      -------
                                                                       13,223
                                                                      -------
     HEALTH CARE -- 4.5%
        Biogen Idec, Inc./(2)/..........................      61,000    3,082
        Gilead Sciences, Inc./(2)/......................      62,000    2,888
        Johnson & Johnson...............................      83,000    5,054
        Merck & Co., Inc................................     129,000    4,080
        Shire plc ADR...................................       8,910      466
        St. Jude Medical, Inc./(2)/.....................      76,000    2,965
        UnitedHealth Group, Inc.........................     110,000    2,754
                                                                      -------
                                                                       21,289
                                                                      -------
     INDUSTRIALS -- 4.7%
        Boeing Co. (The)................................      90,000    4,874
        Caterpillar, Inc................................      58,000    2,977
        Continental Airlines, Inc. Class B/(2)/.........     182,000    2,992
        Foster Wheeler AG/(2)/..........................     102,000    3,255
        L-3 Communications Holdings, Inc................      54,000    4,337
        Union Pacific Corp..............................      68,000    3,968
                                                                      -------
                                                                       22,403
                                                                      -------

                     See Notes to Schedule of Investments

                                                           Number of
                                                            Shares     Value
                                                           ---------  --------
    INFORMATION TECHNOLOGY -- 6.5%
       Cisco Systems, Inc./(2)/........................     134,000   $  3,154
       Corning, Inc....................................     241,000      3,690
       Hewlett-Packard Co..............................      82,000      3,871
       International Business Machines Corp............      37,000      4,426
       Microsoft Corp..................................     163,000      4,220
       Nokia Oyj Sponsored ADR.........................     297,000      4,342
       QUALCOMM, Inc...................................      92,000      4,138
       Research In Motion Ltd./(2)/....................      45,000      3,040
                                                                      --------
                                                                        30,881
                                                                      --------
    MATERIALS -- 2.9%
       Alcoa, Inc......................................     210,000      2,755
       Freeport-McMoRan Copper & Gold, Inc.............      48,000      3,293
       NuCor Corp......................................      92,000      4,325
       Potash Corp. of Saskatchewan, Inc...............      35,000      3,162
                                                                      --------
                                                                        13,535
                                                                      --------
    TELECOMMUNICATION SERVICES -- 2.1%
       AT&T, Inc.......................................     204,000      5,510
       Verizon Communications, Inc.....................     146,000      4,419
                                                                      --------
                                                                         9,929
                                                                      --------
    UTILITIES -- 1.1%
       Exelon Corp.....................................     100,000      4,962
                                                                      --------
                                                                         4,962
                                                                      --------
           Total Common Stocks (Identified Cost $175,268).....         178,106
                                                                      --------
    EXCHANGE TRADED FUNDS                            2.0%
       PowerShares Deutsche Bank Agriculture
         Fund/(2)/................................          143,000      3,641
       ProShares Ultrashort S&P 500...............           50,000      2,022
       Templeton Dragon Fund, Inc.................          142,000      3,607
                                                                      --------
           Total Exchange Traded Funds (Identified Cost $9,043)          9,270
                                                                      --------
           Total Long Term Investments -- 79.2% (Identified cost
             $355,833)........................................         373,733
                                                                      --------

                     See Notes to Schedule of Investments

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
                                                        Number of
                                                         Shares        Value
                                                       ----------- --------
 SHORT-TERM INVESTMENTS                         19.8%
 MONEY MARKET MUTUAL FUNDS -- 5.0%
    State Street Institutional Liquid Reserves Fund
      -- Institutional Shares (seven-day effective
      yield 0.260%)................................     19,368,264 $ 19,368
    State Street Institutional Treasury Money
      Market Fund (seven-day effective yield 0.040%)     4,000,000    4,000
                                                                   --------
                                                                     23,368
                                                                   --------

                                                           Par
                                                       -----------
 U.S. TREASURY BILL/(3)/ -- 14.8%
    U.S. Treasury Bill
      0.254%, 2/11/10............................      $    55,000   54,975
      0.455%, 4/1/10.............................           15,000   14,987
                                                                   --------
                                                                     69,962
                                                                   --------
        Total Short-Term Investments (Identified Cost $93,283)       93,330
                                                                   --------
        Total Investments (Identified Cost $449,116) -- 99.0%       467,063/(1)/
        Other assets and liabilities, net -- 1.0%..........           4,754
                                                                   --------
        Net Assets -- 100.0%...............................        $471,817
                                                                   ========

--------
 (1) For Federal Income Tax Information see Note 2 in the Notes to Schedule of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.

   The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 1A in the Notes to Schedule of Investments:

                                                                     Level 2
                                             Total        Level 1  Significant
                                            Value at      Quoted   Observable
                                       September 30, 2009  Price      Input
                                       ------------------ -------- -----------
 Investments in Securities:
    Equity Securities:
        Common Stocks.................      $178,106      $178,106  $     --
        Exchange Traded Funds.........         9,270         9,270        --
        Money Market Mutual Funds.....        23,368        23,368        --
    Debt Securities:
        U.S. Treasury Obligations.....       237,638            --   237,638
        Corporate Debt................        18,681            --    18,681
                                            --------      --------  --------
           Total......................      $467,063      $210,744  $256,319
                                            ========      ========  ========

   There were no Level 3 (significant unobservable input) priced securities.

                     See Notes to Schedule of Investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                              September 30, 2009
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to the continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments.

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 -- FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

   At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                    Net Unrealized
             Federal    Unrealized    Unrealized     Appreciation
             Tax Cost  Appreciation (Depreciation)  (Depreciation)
             --------- ------------ --------------  --------------
             $455,328    $29,074          $(17,339)    $11,735

NOTE 3 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through November 20, 2009, the date the financial statements were issued, and is reporting that The Zweig Total Return Fund, Inc.'s Special Meeting of Shareholders held on October 27, 2009 concluded with the Fund remaining closed-end. The number of in-person and proxy votes represented at the special meeting did not constitute a quorum and the chairman of the special meeting closed the meeting without adjournment, as permitted by the Fund's bylaws. The number of proxies received represented approximately 32% of the Fund's outstanding shares, with less than 8% of outstanding shares in favor of the conversion proposal. The affirmative vote of a majority of shares outstanding as of the record date would have been required to pass the proposal. The Fund was required to submit the conversion proposal to its shareholders in accordance with its Articles of Incorporation because its shares traded on the New York Stock Exchange during the quarter ended June 30, 2009 at an average discount from their net asset value of 10% or more, determined on the basis of the discount as of the end of the last trading day in each week during such quarter. As set forth in the Fund's definitive proxy statement filed with the Securities and Exchange Commission on August 28, 2009, the Board of Directors, including its independent directors, voted unanimously to recommend against conversion to an open-end fund.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 24, 2009


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date November 23, 2009

* Print the name and title of each signing officer under his or her signature.